EXHIBIT 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:				15-Apr-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$212,113,565.23
		(ii)	A-3 Note Pool Factor:	0.6238634

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$25,729,065.94
		per $1,000 original principal amount:		$75.67

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$25,729,065.94

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$228,022.08
			per $1,000 original principal amount:	$0.67

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$388,951.15

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$363,073,708.33
		(ii)	at end of related Collection Period:	$337,426,946.31

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$362,735,536.27
		(ii)	at end of related Collection Period:	$337,006,470.33

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$383,412,583.48
		(ii)	at end of related Collection Period:	$355,854,475.52

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$186,384,499.29
		(ii)	A-3 Note Pool Factor:	0.5481897

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$302,561.42
	per $1,000 original principal amount:			$0.26
	(a)	Amount of Servicing Fee earned:		$302,561.42
	(b)	Amount of Servicing Fee paid:		$302,561.42
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,630,246.49
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.78%

(10)	(i)	Aggregate amount of net losses for the collection period:		$6,990.22
	(ii)	Cumulative amount of net losses:		$1,457,156.18
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.12%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$382,360.06
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%